Statements of Changes in Equity ₪ in Thousands, $ in Thousands	Share capital ILS (₪)	Share capital USD ($)	Additional paid-in capital ILS (₪)	Additional paid-in capital USD ($)	Treasury shares ILS (₪)	Treasury shares USD ($)	Share based payments option ILS (₪)	Share based payments option USD ($)	Accumulated deficit ILS (₪)	Accumulated deficit USD ($)	ILS (₪)	USD ($)
Balance at Dec. 31, 2019			₪ 108,598		₪ (9,425)		₪ 16,528		₪ (100,864)		₪ 14,837
Issuance of ADS net of issue costs			9,194								9,194
Share-based payment							739				739
Exercise of options and warrants into shares			9,046				(759)				8,287
Total comprehensive loss									(18,077)		(18,077)
Balance at Dec. 30, 2020			126,838		(9,425)		16,508		(118,941)		14,980
Balance at Dec. 31, 2020											14,980
Issuance of ADS net of issue costs
Share-based payment							430				430
Exercise of options and warrants into shares			158								158
Total comprehensive loss									(9,845)		(9,845)	$ (3,020)
Balance at Jun. 30, 2021			₪ 126,996		₪ (9,425)		₪ 16,938		₪ (128,786)		₪ 5,723	1,755
Balance (in Dollars) at Jun. 30, 2021 | $				$ 38,955		$ (2,891)		$ 5,196		$ (39,505)		$ 1,755